Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 47,089,114	$ 18,217,926
Prepaid and other current assets	110,467	81,408
Total current assets	47,199,581	18,299,334
Property and equipment, net	44,133	1,568
Operating lease right of use assets	985,542	115,489
Other long-term assets	76,413	27,341
Total assets	48,305,669	18,443,732
Current liabilities:
Accounts payable	1,558,445	589,087
Accrued expenses	3,361,835	1,687,962
Operating lease liabilities	334,104	117,185
Current portion of long-term debt, net	1,030,656
Total current liabilities	6,285,040	2,394,234
Long-term debt, net	4,155,197
Operating lease liabilities, less current portion	658,596
Preferred stock warrant liability	105,697
Commitments and contingencies
Stockholders' deficit:
Common stock	810	64
Additional paid-in capital	4,713,998	3,514,791
Accumulated deficit	(50,915,141)	(31,897,874)
Total stockholders' deficit	(46,200,333)	(28,383,019)
Total liabilities, convertible preferred stock and stockholders' deficit	48,305,669	18,443,732
Series A-1 Convertible Preferred Stock [Member]
Current liabilities:
Convertible Preferred Stock	2,967,752	2,967,752
Series B Convertible Preferred Stock [Member]
Current liabilities:
Convertible Preferred Stock	15,484,204	15,484,204
Series C Convertible Preferred Stock [Member]
Current liabilities:
Convertible Preferred Stock	9,392,125	9,392,125
Series D Convertible Preferred Stock [Member]
Current liabilities:
Convertible Preferred Stock	16,588,436	$ 16,588,436
Series E Convertible Preferred Stock [Member]
Current liabilities:
Convertible Preferred Stock	$ 38,868,955